5. Notes Payable (Details Narrative) - USD ($)	1 Months Ended	3 Months Ended		6 Months Ended	9 Months Ended		11 Months Ended
	Aug. 13, 2019	Oct. 07, 2019	Oct. 15, 2018	Dec. 31, 2019	Mar. 31, 2020	Mar. 31, 2019	Jun. 01, 2018	Jun. 30, 2019	Jun. 11, 2019	Jun. 30, 2018
Proceeds from note payable					$ 55,500	$ 0
Kok Chee Lee [Member]
Note payable					42,651			$ 42,651		$ 42,651
Former Secretary of the Board [Member]
Debt face amount							$ 32,000
Debt stated interest rate							5.00%
Debt maturity date							Dec. 01, 2018
Accrued interest					2,937			1,732		$ 132
Note in default					32,000			32,000
Former Attorney [Member]
Note payable					16,000			20,000
Debt face amount			$ 20,000
Debt stated interest rate			8.00%
Debt maturity date			Oct. 15, 2019
Accrued interest					2,254			$ 1,131
Troy [Member]
Note payable					$ 385,000
Debt face amount									$ 500,000
Debt maturity date					Aug. 13, 2019
Repayment of debt	$ 50,000			$ 35,000
Private Investor [Member]
Debt face amount	$ 50,000	$ 250,000
Debt stated interest rate	10.00%	10.00%
Proceeds from note payable		$ 50,000
Debt converted, amount converted					$ 100,000
Debt converted, shares issued					2,260,000
Two Individuals [Member]
Debt face amount					$ 54,000
Debt stated interest rate					10.00%
Accrued interest					$ 677
Proceeds from note payable					$ 54,000